PROPERTY, PLANT AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment, Net
Note 4 Property, Plant and Equipment, net
Property, plant and equipment, net is stated at historical cost less accumulated depreciation. Cost for company-owned satellite assets includes amounts related to design, construction, launch and commission. Cost for ground stations includes amounts related to construction and testing. Interest is capitalized on certain qualifying assets that take a substantial period of time to develop for their intended use. Depreciation expense is calculated using the sum-of-the-years’
digits or straight-line method over the estimated useful lives of the related assets as follows:

Machinery and equipment	5-7 years
Satellites	3-5 years
Ground station equipment	5-7 years
Office equipment and furniture	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
The determination of the estimated useful life of satellites involves an analysis that considers design life, random part failure probabilities, expected component degradation and cycle life, predicted fuel consumption and experience with satellite parts, vendors and similar assets.
Depreciation expense was $846 thousand and $671 thousand during the three months ended March 31, 2022 and 2021, respectively. Repairs and maintenance expenditures are expensed when incurred.
The gross carrying amount, accumulated depreciation and net carrying amount of property, plant and equipment, net as of the dates presented were as follows:

(in thousands)	March 31, 2022	December 31, 2021
Machinery and equipment	$7,595	$7,607
Satellites	2,209	2,209
Ground station equipment	1,944	1,944
Office equipment and furniture	2,292	2,239
Computer equipment and software	141	142
Leasehold improvements	8,911	8,533
Construction in process	26,959	23,647

Property, plant and equipment, gross	50,051	46,321
Accumulated depreciation	(11,717)	(10,791)

Property, plant and equipment, net	$38,334	$35,530

Construction in process included company-owned satellites, ground station equipment and machinery not yet placed into service.
The Company reviews property, plant and equipment, net for impairment whenever events or changes in business circumstances indicate that the net carrying amount of an asset or asset group may not be fully recoverable. The Company groups assets at the lowest level for which cash flows are separately identified. Recoverability is measured by a comparison of the net carrying amount of the asset group to its expected future undiscounted cash flows. If the expected future undiscounted cash flows of the asset group are less than its net carrying amount, an impairment loss is recognized based on the amount by which the net carrying amount exceeds the fair value less costs to sell. The calculation of the fair value less costs to sell of an asset group is based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates, reflecting varying degrees of perceived risk.
There were no impairments of property, plant and equipment during the three months ended March 31, 2022 and 2021.

Note 4 Property, Plant and Equipment, net
Property, plant and equipment, net is stated at historical cost less accumulated depreciation. Cost for company-owned satellite assets includes amounts related to design, construction, launch and commission. Cost for ground stations includes amounts related to construction and testing. Interest is capitalized on certain qualifying assets that take a substantial period of time to develop for their intended use. Depreciation expense is calculated using the sum-of-the-years’
digits or straight-line method over the estimated useful lives of the related assets as follows:

Machinery and equipment	5-7 years
Satellites	3-5 years
Ground station equipment	5-7 years
Office equipment and furniture	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
The determination of the estimated useful life of satellites involves an analysis that considers design life, random part failure probabilities, expected component degradation and cycle life, predicted fuel consumption and experience with satellite parts, vendors and similar assets.
Depreciation expense was $3.1 million and $2.9 million during 2021 and 2020, respectively. Repairs and maintenance expenditures are expensed when incurred.
The gross carrying amount, accumulated depreciation and net carrying amount of property, plant and equipment, net as of the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Machinery and equipment	$7,607	$5,742
Satellites	2,209	—
Ground station equipment	1,944	1,331
Office equipment and furniture	2,239	2,106
Computer equipment and software	142	149
Leasehold improvements	8,533	7,391
Construction in process	23,647	10,039

Property, plant and equipment, gross	46,321	26,758
Accumulated depreciation	(10,791)	(7,237)

Property, plant and equipment, net	$35,530	$19,521

Construction in process included company-owned satellites, ground station equipment and machinery not yet placed into service.
The Company reviews property, plant and equipment, net for impairment whenever events or changes in business circumstances indicate that the net carrying amount of an asset or asset group may not be fully recoverable. The Company groups assets at the lowest level for which cash flows are separately identified. Recoverability is measured by a comparison of the net carrying amount of the asset group to its expected future undiscounted cash flows. If the expected future undiscounted cash flows of the asset group are less than its net carrying amount, an impairment loss is recognized based on the amount by which the net carrying amount exceeds the fair value less costs to sell. The calculation of the fair value less costs to sell of an asset group is based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates, reflecting varying degrees of perceived risk.
There were no impairments of property, plant and equipment during 2021 and 2020.